Cover	May 06, 2020
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	The sole purpose of this amendment to the Current Report on Form 8-K filed with the Securities and Exchange Commission on May 7, 2020 is to correct a clerical error on page 14 of Exhibit 99.2. No other changes have been made.
Document Period End Date	May 06, 2020
Entity File Number	001-38002
Entity Registrant Name	Laureate Education, Inc.
Entity Central Index Key	0000912766
Entity Tax Identification Number	52-1492296
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	650 South Exeter Street
Entity Address, City or Town	Baltimore
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	21202
City Area Code	410
Local Phone Number	843-6100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.004 per share
Trading Symbol	LAUR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false